Basis of Presentation	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Basis of Presentation
Note 1: Basis of Presentation
Bank of Montreal (the bank or BMO) is a chartered bank under the
Bank Act (Canada)
and is a public company incorporated in Canada. We are a highly diversified financial services company, providing a broad range of personal and commercial banking, wealth management and investment banking products and services. The bank’s head office is at 129 rue Saint Jacques, Montreal, Quebec. Our executive offices are at 100 King Street West, 1 First Canadian Place, Toronto, Ontario. Our common shares are listed on the Toronto Stock Exchange (TSX) and the New York Stock Exchange.
These condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard 34,
Interim Financial Reporting
as issued by the International Accounting Standards Board (IASB) using the same accounting policies as disclosed in our annual consolidated financial statements for the year ended October 31, 2022, with the addition of purchased loan accounting in Note 3 and non-controlling
interests, described below, as a result of our acquisition of Bank of the West and its subsidiaries (Bank of the West) in the second quarter. Refer to Note 12 for more details. These condensed interim consolidated financial statements should be read in conjunction with the notes to our annual consolidated financial statements for the year ended October 31, 2022. We also comply with interpretations of International Financial Reporting Standards (IFRS) by our regulator, the Office of the Superintendent of Financial Institutions of Canada (OSFI). These interim consolidated financial statements were authorized for issue by the Board of Directors on August 29, 2023.
Non-Controlling
Interest in Subsidiaries
Non-controlling
interest in subsidiaries is presented in our Consolidated Balance Sheet as a separate component of equity that is distinct from our shareholders’ equity. The net income attributable to non-controlling
interest in subsidiaries is presented separately in our Consolidated Statement of Income.
Interbank Offered Rate (IBOR) Reform
BMO has transitioned all USD LIBOR exposure settings to alternative reference rates. The transition of CDOR settings is in progress, and expected to be completed before June 28, 2024. For additional details regarding interest rate benchmarks, refer to Note 1 of our annual consolidated financial statements for the year ended October 31, 2022.
Use of Estimates and Judgments
The preparation of the interim consolidated financial statements requires management to use estimates and assumptions that affect the carrying amounts of certain assets and liabilities, certain amounts reported in net income and other related disclosures.
The most significant assets and liabilities for which we must make estimates and judgments include the allowance for credit losses; financial instruments measured at fair value; pension and other employee future benefits; impairment of securities; income taxes and deferred tax assets; goodwill and intangible assets; insurance-related liabilities; provisions including legal proceedings and severance charges; transfer of financial assets and consolidation of structured entities. We make judgments in assessing the business model for financial assets as well as whether substantially all risks and rewards have been transferred in respect of transfers of financial assets and whether we control structured entities. If actual results were to differ from the estimates, the impact would be recorded in future periods.
The economic outlook is subject to several risks that could lead to a more severe contraction of the North American economy, including persistent high inflation leading to significant further increases in interest rates, potential renewed stress in the U.S. regional banking sector, an escalation of geopolitical risks, and an increase in trade tensions between the U.S. and China. The impact on our business, results of operations, reputation, financial performance and condition, including the potential for credit, counterparty and mark-to-market
losses, our credit ratings and regulatory capital and liquidity ratios, as well as impacts to our customers and competitors, will depend on future developments, which remain uncertain. By their very nature, the judgments and estimates we make for the purposes of preparing our consolidated financial statements relate to matters that are inherently uncertain. However, we have detailed policies and internal controls that are intended to ensure the judgments made in estimating these amounts are well controlled and independently reviewed, and that our policies are consistently applied from period to period. We believe that our estimates of the value of our assets and liabilities are appropriate as at July 31, 2023.
Allowance for Credit Losses
As detailed further in Note 1 of our annual consolidated financial statements for the year ended October 31, 2022, the allowance for credit losses (ACL) consists of allowances on impaired loans, which represent estimated losses related to impaired loans in the portfolio provided for but not yet written off, and allowances on performing loans, which is our best estimate of impairment in the existing portfolio for loans that have not yet been individually identified as impaired.
The expected credit loss (ECL) model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The determination of a significant increase in credit risk takes into account many different factors and varies by product and risk segment. The bank’s methodology for determining significant increase in credit risk is based on the change in probability of default between origination, and reporting date, assessed using probability-weighted scenarios as well as certain other criteria, such as
30-day
past due and watchlist status. The assessment of a significant increase in credit risk requires experienced credit judgment.

In determining whether there has been a significant increase in credit risk and in calculating the amount of expected credit losses, we must rely on estimates and exercise judgment regarding matters for which the ultimate outcome is unknown. These judgments include changes in circumstances that may cause future assessments of credit risk to be materially different from current assessments, which could require an increase or decrease in the allowance for credit losses. The calculation of expected credit losses includes the explicit incorporation of forecasts of future economic conditions. We have developed models incorporating specific macroeconomic variables that are relevant to each portfolio. Key economic variables for our retail portfolios include primary operating markets of Canada, the United States (U.S.) and regional markets, where considered significant. Forecasts are developed internally by our Economics group, considering external data and our view of future economic conditions. We exercise experienced credit judgment to incorporate multiple economic forecasts, which are probability-weighted, in the determination of the final expected credit loss. The allowance is sensitive to changes in both economic forecasts and the probability-weight assigned to each forecast scenario.
Additional information regarding the allowance for credit losses is included in Note 3.
Acquisition of Bank of the West - Valuation of Assets and Liabilities
Significant judgment and assumptions were used to determine the fair value of the Bank of the West assets acquired and liabilities assumed, including the loan portfolio, core-deposit and other relationship intangible assets and fixed-maturity deposits.
For loans, the determination of fair value involved estimating the cash flows which are expected to be received on all purchased loans and discounting these back to their present value. We estimated expected cash flows based on models that incorporate management’s best estimate of current key assumptions such as default rates, loss severity, timing of prepayments and collateral. In determining the discount rate, we considered various factors, including our cost to raise funds in the current market, the risk premium associated with the loans and the cost to service the portfolios.
For core-deposit intangible assets, fair value was determined using a discounted cash flow approach, comparing the present value of the cost to maintain the acquired deposits and to the cost of alternative funding. The present value of the cost to maintain the acquired deposits includes an estimate of future interest costs and operating expenses for the core deposits acquired. Core deposits are those that we considered to be a stable, below-market sources of funding. Deposit run-off
was estimated using historical attrition data, comparing this to market sources at the date of acquisition.
We calculated the fair value of wealth management and credit card customer relationships acquired based on the excess of estimated future cash inflows (i.e. revenue from the acquired relationships) over the related estimated cash outflows (i.e. operating costs and contributory asset charges) over the estimated useful life of the customer base.
The determination of the fair value of fixed-maturity deposits involved estimating the cash flows to be paid and discounting these back to their present value. The timing and amount of cash flows include significant management judgment regarding the likelihood of early redemption and the timing of withdrawal by the customer. Discount rates were based on the prevailing rates we were paying on similar deposits at the date of acquisition.
The fair value of all other assets and liabilities, including real estate properties, was calculated using market data where possible, as well as management judgment to determine the price that would be obtained in an arms-length transaction between knowledgeable, willing parties.
Additional information regarding the accounting for the acquisition is included in Note 3 and Note 12.
Future Changes in IFRS
Insurance Contracts
IFRS 17 Insurance Contracts (IFRS 17) will be effective for our fiscal year beginning November 1, 2023 and replaces the existing IFRS 4 Insurance Contracts (IFRS 4) standard. The new standard changes the fundamental principles used to recognize and measure insurance contracts, including life insurance contracts, reinsurance contracts and investment contracts with discretionary participation features. IFRS 17 requires us to measure groups of contracts based on our estimates of the present value of future cash flows that are expected to arise as we fulfill the contracts, an explicit risk adjustment for insurance-specific risk and a contractual service margin (CSM) which represents unearned profits. The CSM component of the insurance contract liability will be amortized into income as services/insurance coverage is provided. Groups of onerous contracts that experience losses record these losses in income immediately.

In July 2023, OSFI released regulatory guidance to allow the inclusion of the CSM in calculating CET1 capital and related ratios. We do not expect a material impact to the bank’s capital ratios resulting from transition to IFRS 17.
The discount rate we use under IFRS 4 is related to the net yield of the assets held to support insurance contract liabilities. Under IFRS 17, the discount rate will reflect the characteristics of the insurance contract liabilities. We have elected the accounting policy choice under IFRS 17 to recognize changes in the discount rate on insurance contract liabilities, through the Consolidated Statement of Income.
On transition, we are required to apply a full retrospective approach where we restate prior periods as if we had always applied IFRS 17, unless impracticable, in which case we will apply either a modified retrospective approach where we apply specific modifications to the full retrospective application, or a full fair value method where we measure the contracts at fair value to determine a value for the CSM. We have substantially completed our assessment of IFRS 17 and will apply the full retrospective approach to our creditor business and the fair value method to all other products.